Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred tax liabilities:
Fixed assets	$ (54)	$ (67)
Intangible assets	0	(437)
Others	(2,688)	(663)
Total deferred tax liabilities	(2,742)	(1,167)
Deferred tax assets:
Fixed assets	0	47
Stock-based compensation	2,222	342
Deferred revenue	0	3,967
Warranty reserve	0	2,461
Accrued professional fees	0	2,378
Provision for doubtful accounts	0	449
Net operating loss and other carryforwards	5,467	5,553
Investment in Nextracker LLC	249,377	0
Others	1,598	1,367
Total deferred tax assets	258,664	16,564
Valuation allowances	(1,528)	0
Total deferred tax assets, net of valuation allowances	257,136	16,564
Net deferred tax asset	254,394	15,397
The net deferred tax asset is classified as follows:
Long-term asset	254,767	15,828
Long-term liability	(373)	(431)
Total	$ 254,394	$ 15,397